Active/Passive Very Aggressive Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

Investment Companies (98.0%)	Shares/Par +	Value $ (000’s)
Commodities (2.4%)
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	70,180	1,705

Total		1,705

Domestic Equity (60.5%)
Invesco S&P 500 Equal Weight ETF	19,355	3,715
iShares Core S&P 500 ETF	14,201	9,276
iShares MSCI USA Value Factor ETF	15,160	2,155
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	2,476,874	3,921
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	912,875	3,821
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	3,719,260	3,868
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	601,141	1,730
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	1,099,754	1,720
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	257,684	650
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	335,398	681
Schwab U.S. REIT ETF	41,460	891
State Street SPDR Dow Jones REIT ETF	8,752	884
State Street SPDR Portfolio S&P 400 Mid Cap ETF	98,431	5,829

Investment Companies (98.0%)	Shares/Par +	Value $ (000’s)
Domestic Equity continued
State Street SPDR Portfolio S&P 600 Small Cap ETF	82,924	4,007

Total		43,148

Foreign Equity (35.1%)
Dimensional International Value ETF	24,378	1,287
iShares Core MSCI EAFE ETF	79,505	7,198
iShares Core MSCI Emerging Markets ETF	33,560	2,341
iShares MSCI International Quality Factor ETF	49,858	2,305
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	3,233,632	4,200
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	2,270,621	4,861
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	1,303,846	2,793

Total		24,985

Total Investment Companies (Cost: $69,942)		69,838

Short-Term Investments (1.0%)
Investment Companies (1.0%)
JPMorgan Ultra-Short Income ETF	14,275	723

Total		723

Total Short-Term Investments (Cost: $724)		723

Total Investments (99.0%) (Cost: $70,666)@		70,561

Other Assets, Less Liabilities (1.0%)		745

Net Assets (100.0%)		71,306

+	All par is stated in U.S. Dollar unless otherwise noted.
£	Affiliated Company
@

At March 31, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $70,666 and the net unrealized depreciation of investments based on that cost was $105 which is comprised of $1,699 aggregate gross unrealized appreciation and $1,804 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Active/Passive Very Aggressive Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2026.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Investment Companies	$69,838	$—	$—
Short-Term Investments	723	—	—

Total Assets:	$70,561	$—	$—

Transactions with Affiliated Companies

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended March 31, 2026 are as follows:

Portfolio	Value at 12/31/2025	Purchases	Sales	Value at 3/31/2026	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	Shares at 3/31/2026

			(amount in thousands)

Domestic Equity	$2,717	$1,200	$–	$3,921	$4	$–	$–	$–	2,477
Emerging Markets	4,110	–	–	4,200	90	–	–	–	3,234
Focused Appreciation	2,717	1,492	–	3,821	(388)	–	–	–	913
International Equity	4,832	–	–	4,861	29	–	–	–	2,271
International Growth	2,866	–	–	2,793	(73)	–	–	–	1,304
Large Cap Blend	2,720	1,424	–	3,868	(276)	–	–	–	3,719
Mid Cap Growth Stock	1,129	704	–	1,730	(103)	–	–	–	601
Mid Cap Value	1,139	584	–	1,720	(3)	–	–	–	1,100
Small Cap Growth Stock	485	183	–	650	(18)	–	–	–	258
Small Cap Value	501	161	–	681	19	–	–	–	335

	$23,216	$5,748	$–	$28,245	$(719)	$–	$–	$–	16,211

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
BRL-CDI	Brazil Interbank Deposit Rate
CAONREPO	Canadian Overnight Repo Rate Average
JIBAR	Johannesburg Interbank Agreed Rate
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
KZT	Kazakhstani Tenge
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
PYG	Paraguayan Guarani
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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